Consolidated Statements of Profit or Loss and Other Comprehensive Income - NZD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Continuing operations
Revenue	$ 34,564	$ 42,094
Cost of sale of goods	(20,427)	(28,129)
Gross profit	14,137	13,965
Other income	3,162
Rent concessions received	722
Brand management expenses	(14,129)	(17,180)
Administrative expenses	(4,963)	(5,125)
Corporate expenses	(3,957)	(5,656)
Finance expenses	(4,158)	(2,230)
Brand transition, restructure and transaction expenses	(8,326)	(5,846)
Impairment expense	(2,815)	(6,849)
Other foreign currency gains	1,914	953
Loss before income tax	(18,413)	(27,968)
Income tax expense	(41)	(761)
Loss for the period	(18,454)	(28,729)
Items that may be reclassified to profit or loss
Exchange rate differences on translation of foreign operations	(1,242)	1,514
Other comprehensive loss for the period, net of tax	(1,242)	1,514
Total comprehensive loss for the period	(19,696)	(27,215)
Total comprehensive loss attributable to:
Owners of Naked Brand Group Limited	$ (19,696)	$ (27,215)
Loss per share from loss from continuing operations attributable to the ordinary equity holders of Naked Brand Group Limited
Basic loss per share (NZ$)	$ (1.43)	$ (52.23)
Diluted loss per share (NZ$)	$ (1.43)	$ (52.23)